Cover	Jan. 27, 2022
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	DOVER CORPORATION
Entity File Number	1-4018
Entity Tax Identification Number	53-0257888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3005 Highland Parkway
Entity Address, City or Town	Downers Grove,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60515
City Area Code	(630)
Local Phone Number	541-1540
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000029905
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed solely to correct typographical errors in the columns for 2021 Q2 and Q3 booking percentages in the Table "Bookings Growth Factors" in the Press Release of Dover Corporation ("Dover") dated January 27, 2022. The corrections to those columns are reflected in the corrected Press Release furnished on Exhibit 99.1 hereto.
0.750 Notes Due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2027
Trading Symbol	DOV 27
Security Exchange Name	NYSE
1.250 Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2026
Trading Symbol	DOV 26
Security Exchange Name	NYSE
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	DOV
Security Exchange Name	NYSE